New standards and interpretations	12 Months Ended
Dec. 31, 2022
New Standards And Interpretations
New standards and interpretations

5.	New standards and interpretations
5.1.	New International Financial Reporting Standards not yet adopted

Standard	Description	Effective on
IFRS 17 – Insurance Contracts (and Amendments)	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which establishes, among other things, the requirements to be applied, by issuers of insurance and reinsurance contracts within the scope of the standard, and for reinsurance contracts held, in the recognition, measurement, presentation and disclosure of insurance and reinsurance contracts.	January 1, 2023, retrospective application with specific rules.
Disclosure of Accounting Policies – Amendments to IAS 1 and Practice Statement 2	In place of the requirement to disclose significant accounting policies, the amendments to IAS 1 - Presentation of Financial Statements establish that accounting policies must be disclosed when they are material. Among other things, the amendment provides guidance for determining such materiality.	January 1, 2023, prospective application to amendments to IAS 1.
Definition of Accounting Estimates – Amendments to IAS 8	According to the amendments to IAS 8, the definition of “change in accounting estimate” no longer exists. Instead, a definition was established for the term “accounting estimates”: monetary values in the financial statements that are subject to measurement uncertainty.	January 1, 2023, prospective application.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	The amendments have reduced the scope of the exemption from recognition of deferred tax assets and deferred tax liabilities described in paragraphs 15 and 24 of IAS 12 - Income Taxes, so that it no longer applies to transactions that, among other items, on initial recognition, give rise to equal taxable and deductible temporary differences.	January 1, 2023, retrospective application with specific rules.
Lease Liability in a Sale and Leaseback - Amendments to IFRS 16	The amendments add requirements that specify that the seller-lessee must subsequently measure the lease liability arising from the transfer of an asset - which meets the requirements of IFRS 15 to be accounted for as a sale - and sale and leaseback, so that no gain or loss is recognized related to the right of use retained in the transaction.	January 1, 2024, retrospective application.
Classification of Liabilities as Current or Non-current /Non-current Liabilities with Covenants- Amendments to IAS 1

The amendments establish that the liability should be classified as current when the entity does not have the right, at the end of the reporting period, to defer the settlement of the liability for at least twelve months after the reporting period. Among other guidelines, the amendments provide that the classification of a liability is not affected by the likelihood of exercising the right to defer the settlement of the liability. Additionally, according to the amendments, only covenants whose compliance is mandatory before or at the end of the reporting period should affect the classification of a liability as current or non-current. Additional disclosures are also required by the amendments, including information on non-current liabilities with restrictive clauses.

January 1, 2024, retrospective application.

Regarding the amendments effective as of January 1, 2023, according to the assessment made, the Company estimates that there will be no significant impact with the initial application on its consolidated financial statements.

As for the amendments that will be effective as of January 1, 2024, the Company is assessing the impacts that they will have on the financial statements and is unable to make a reasonable estimation of these impacts at this stage.